--------------------------------------------------------------------------------


                       SEMIANNUAL REPORT, June 30, 2002
                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                   4922 Fairmont Avenue, Bethesda, MD 20814
                        800.622.1386      301.657.1510

--------------------------------------------------------------------------------


Dear Shareholders,
                                                                  July 29, 2002

During the past six months the U.S. equity markets have suffered under the weight of accounting scandals, corporate malfeasance and continued fears of terrorist actions. This weakness in the equity markets has fueled a flight to quality and a strong rally in fixed income prices. Following aggressive rate cuts in 2001 by the Federal Reserve totaling 475 basis points (100 basis points = 1%), interest rates have continued to fall across all maturity ranges. In light of the weakness in the U.S. equity markets and strength in the municipal bond market, the Funds holdings were adjusted to moderately extend the average maturity and benefit from falling interest rates. The Funds have performed well relative to their peers. Detailed performance information follows.

                      FBR TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than 397 days, and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio had an annualized net investment income of 1.08% of average net assets for the six months ended June 30, 2002. The Portfolio's average maturity on June 30, 2002 was 33 days.

                 FBR MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of June 30, 2002 Maryland Tax-Free Portfolio's net assets were $41.2 million. The Maryland Portfolio had over 81% of its assets invested in securities rated either AAA or AA. For the six months ended June 30, 2002, the Maryland Portfolio had a total return of 4.15%. The Maryland Portfolio's average maturity on June 30, 2002 was 13.8 years. For the six months ended June 30, 2002, the Virginia Tax-Free Portfolio had total return of 4.71%, with net assets of $ 30.7 million. The Virginia Portfolio had over 92% of its assets invested in securities rated either AAA or AA. The Virginia Portfolio's average maturity on June 30, 2002 was 13.5 years.

                                    OUTLOOK

The Funds are currently structured to respect the factors that have led to a rapid fall in interest rates. However, we believe there is a risk of a rise in interest rates and a flattening of the yield curve spurned by stable equity markets and moderate economic strength. The Federal Reserve recently increased their economic estimates, anticipating a 3.75% growth in the U.S. economy in 2002. Although there is the potential for a near-term decrease in short-term interest rates, we believe that the fundamentals for continued economic recovery are in place and that we might expect rates to begin to rise in early 2003. We believe that the steep yield curve will revert to a flatter structure with short-term rates rising more than long-term rates. The Funds will continue to be managed equally weighted to their benchmark with the anticipation of shortening the average lives of the portfolios when we see the beginning of a prolonged rise in interest rates.

The three portfolios of Fund for Tax-Free Investors, Inc. adhere to a conservative investment strategy. We continue to enhance performance by carefully managing maturity ranges, coupons, call features and credit quality. We appreciate the confidence you have exhibited by investing in the funds and look forward to continuing to serve your investment needs.

Sincerely,

/s/ signature

Craig A. Pernick
Vice President, Asset Management, Inc.
Sub-adviser of FBR Fund for Tax-Free Investors, Inc.

--------------------------------------------------------------------------------

                       [CHART]

              Virginia Tax-Free Portfolio
              Maryland Tax-Free Portfolio

Comparison of charge in value of $10,000 Investment in Fund vs. Index
                      (unaudited)

             Virginia     Maryland      Lehman Brothers
             Portfolio    Portfolio   Municipal Bond Index
             ---------    ---------   --------------------
6/30/92       $10,000      $10,000          $10,000
6/30/93       $11,191      $11,149          $11,196
6/30/94       $11,168      $11,101          $11,215
6/30/95       $11,967      $11,912          $12,204
6/30/96       $12,519      $12,466          $13,015
6/30/97       $13,509      $13,359          $14,088
6/30/98       $14,580      $14,374          $15,308
6/30/99       $14,826      $14,729          $15,731
6/30/00       $14,987      $15,025          $16,242
6/30/01       $16,407      $16,228          $17,863
6/30/02       $17,443      $17,260          $19,099

Average Annual Total Returns*         One Year   Five Year   Ten Year
                                      --------   ---------   --------
Virginia Tax-Free Portfolio            6.31%       5.24%       5.72%
Maryland Tax-Free Portfolio            6.36%       5.26%       5.61%
Lehman Brothers Municipal Bond Index   6.92%       6.28%       6.68%

*TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The Index is unmanaged and unlike the Funds has no management fees or operating cost that reduce reported returns. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The graph assumes a hypothetical investment of $10,000 initial investment in each Fund and reflects all Fund expenses and reinvestment of distributions.

Investment in the Tax-Free Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Some income earned in the FBR Maryland or the Virginia Tax-Free Portfolios may be subject to the federal alternative minimum tax. Income earned by non-Maryland or non-Virginian residents will be subject to applicable state and local taxes.

For more complete information about the Funds, including fees and expenses, call 1.800.343.3355 for a free prospectus. Investing in the Funds involves certain risks that are fully discussed in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                            MONEY MARKET PORTFOLIO

                                 June 30, 2002
                                  (unaudited)

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Arizona 8.8%
            Pima County, AZ
            General Obligation
              6.2%, 7/1/02^ A+.............. $  200,000 $   202,000
            Pima County, AZ
            Industrial Development Authority
            Tuscon Electric
              1.2%, 7/3/02+ AA-.............    800,000     800,000
            University of Arizona
            Student Union Bookstore
            Floating Rate Notes
              1.2%, 7/3/02+ AAA.............  1,000,000   1,000,000
                                                        -----------
              State Total...................              2,002,000
                                                        -----------
            California 4.9%
            California State Revenue
            Antic Wts., Series C
              2%, 1/30/03 SP-1..............  1,100,000   1,101,145
                                                        -----------
            Colorado 8.8%
            Colorado Educational and
            Cultural Facilities
            Rocky Mountain Shambhala
            Center, Floating Rate Notes
              1.3%, 7/4/02+ A1+.............  1,000,000   1,000,000
            Platte River Power Authority
            Colorado Electric Sub Lien
            Floating Rate Notes
              1.25%, 7/3/02+ A+.............  1,000,000   1,000,000
                                                        -----------
              State Total...................              2,000,000
                                                        -----------
            Connecticut 2.2%
            Connecticut State Health and
            Educational Facility
            Floating Rate Notes
              1.15%, 7/3/02+ A1.............    500,000     500,000
                                                        -----------
            Florida 2.7%
            First Florida Governmental
            Financing Committee
            Refunding & Improvement Bonds
              4%, 7/1/02 Aaa................    200,000     200,000

                                                Face       Value
                                                Value     (Note 1)
                                              ---------- -----------
           Florida (continued)
           Jacksonville, FL
           Capital Project
           Floating Rate Notes, Series 2
             1.15%, 7/3/02+ AAA.............. $  400,000 $   400,000
                                                         -----------
             State Total.....................                600,000
                                                         -----------
           Illinois 5.4%
           Schaumburg, IL
           Multi-Family Housing
           Treehouse II Apartments Project
           Floating Rate Notes
             1.15%, 7/3/02+ A1+..............    900,000     900,000
           Skokie, IL
           General Obligation
             6.25%, 12/1/02 Aa1..............    320,000     322,007
                                                         -----------
             State Total ....................              1,222,007
                                                         -----------
           Iowa 5.3%
           Iowa Finance Authority
           Hospital Facility Revenue
           Floating Rate Notes, Series B
             1.25%, 7/3/02+ AAA..............    700,000     700,000
           Ottumwa Regional
           Healthcare Center
           Floating Rate Notes
             1.3%, 7/4/02+ AA+...............    500,000     500,000
                                                         -----------
             State Total.....................              1,200,000
                                                         -----------
           Indiana 4.4%
           Indiana Health Facility
           Financing Authority
           Access-Rehabilitation Hospital
           Floating Rate Notes
             1.3%, 7/3/02+ Aa2...............  1,000,000   1,000,000
                                                         -----------
           Kentucky 4.4%
           Ashland Kentucky Pollution Control
           Ashland Oil, Inc. Project
             1.1%, 7/4/02+ Aa3...............    500,000     500,000
           Kenton County Kentucky
           Airport Board
           Floating Rate Notes, Series B
             1.3%, 7/3/02+ A.................    500,000     500,000
                                                         -----------
             State Total.....................              1,000,000
                                                         -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                      MONEY MARKET PORTFOLIO (continued)

                                 June 30, 2002
                                  (unaudited)

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
             Maryland 17.9%
             Anne Arundel County
             Construction Water and Sewer
               6%, 7/15/02^ AA+............. $  250,000 $   255,389
             Community Development
             MD Multi-Family; Avalon
             Ridge Apartments Project
             Floating Rate Notes
               1.15%, 7/3/02+ Aaa...........  1,200,000   1,200,000
             Howard County, MD
             Multi-Family Housing;
             Avalon Meadows Project
             Floating Rate Notes
               1.15%, 7/3/02+ AAA...........    800,000     800,000
             Maryland Health and Higher
             Education
             North Arundel Hospital
             Floating Rate Notes
               1.25%, 7/4/02+ A1............    600,000     600,000
             North East Maryland Waste
             Disposal Authority Floating
             Rate Notes
               1.1%, 7/3/02+ AAA............    300,000     300,000
             Prince George's County
             Construction Public Improvement
             General Obligations
               5.6%, 1/15/03 AA.............    300,000     306,128
             Prince George's County
             Hospital Facility Revenue
             Dimensions Health Corp.
               7%, 7/1/02^ Aaa..............    100,000     102,000
             University of Maryland
             Revolving Equipment Loan
             Floating Rate Notes, Series B
               1.2%, 7/3/02+ AA+............    500,000     500,000
                                                        -----------
               State Total..................              4,063,517
                                                        -----------
             Minnesota 11.0%
             Minneapolis, MN
             Convention Center
             Floating Rate Notes
               1.2%, 7/4/02+ VMIG1..........  1,000,000   1,000,000

                                                 Face       Value
                                                 Value     (Note 1)
                                               ---------- -----------
           Minnesota (continued)
           Minneapolis, MN
           Convention Center MSF-2004
           Floating Rate Notes
             1.2%, 7/4/02+ AAA................ $1,000,000 $ 1,000,000
           Minnesota State
           Higher Education
           Supplemental Student Loan
           Floating Rate Notes
             1.35%, 7/4/02+ Aaa...............    500,000     500,000
                                                          -----------
             State Total......................              2,500,000
                                                          -----------
           Missouri 2.7%
           Missouri State Health and
           Educational Facilities
           Christian Health Services, Series A
             1.2%, 7/3/02+ AA.................    620,000     620,000
                                                          -----------
           North Carolina 7.1%
           Mecklenburg County, NC
           General Obligations
           Public Improvement
           Floating Rate Notes, Series C
             1.25%, 7/3/02+ AAA...............    600,000     600,000
           North Carolina Medical Care
           Community Hospital
           Pooled Financing Project
           Floating Rate Notes, Series A
             1.8%, 7/1/02+ A1.................    500,000     500,000
           Winston-Salem, NC
           Floating Rate Notes
             1.2%, 7/4/02+ AAA................    500,000     500,000
                                                          -----------
             State Total......................              1,600,000
                                                          -----------
           New Jersey 4.4%
           Hudson County, NJ
           Improvement Authority
           Essential Purpose Pooled
           Government Revenue Floating
           Rate Notes
             1.1%, 7/4/02+ A+.................  1,000,000   1,000,000
                                                          -----------
           New York 2.2%
           United Nations Development
           Corp., NY, Series B
             4.6%, 7/1/02 A2..................    500,000     500,000
                                                          -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                      MONEY MARKET PORTFOLIO (continued)

                                 June 30, 2002
                                  (unaudited)

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Pennsylvania 2.3%
            Washington County, PA
            Industrial Development Authority
            Pollution Control
              4.95%, 3/1/03 AAA............. $  500,000 $   508,150
                                                        -----------
            Virginia 5.6%
            Chesapeake, VA
            Hospital Facility Revenue
            Floating Rate Notes
              1.25%, 7/3/02+ AA-............    200,000     200,000
            Chesterfield County, VA
            General Obligation
              5.9%, 7/15/02 AAA.............     75,000      75,089
            Fairfax County, VA
            Public Improvement
            Series C
              5.3%, 10/1/02 AAA.............  1,000,000   1,001,283
                                                        -----------
              State Total...................              1,276,372
                                                        -----------
            Washington 0.5.%
            Washington State
            Public Power Supply, Series A
              6.5%, 7/1/02 AA-..............    100,000     100,000
                                                        -----------

                                                Face          Value
                                                Value        (Note 1)
                                               ----------  -----------
              Wisconsin 0.9%
              Wisconsin State
              General Obligation Series C
                6%, 5/1/03^ AA..............  $  200,000   $   206,225
                                                           -----------
              Total Investments 101.5%
                (Cost $22,999,416*).........                22,999,416
                                                           -----------
              Liabilities in Excess of Other Assets (1.5)%    (346,898)
                                                           -----------
              Net Assets 100.0%........................... $22,652,518
                                                           ===========
              Net Asset Value Per Share
                (Based on 22,652,518 Shares Outstanding)   $      1.00
                                                           ===========
              Net Assets Consist of:
                Paid-in Capital.........................   $22,652,518
                                                           -----------
              Net Assets.................................. $22,652,518
                                                           ===========

--------
+  Daily or Weekly Tender Bond
^  Date represents pre-refunded date.
*  Same cost is used for Federal income tax purposes.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                              VIRGINIA PORTFOLIO

                                 June 30, 2002
                                  (unaudited)

                                              Face       Value
                                              Value     (Note 1)
                                            ---------- -----------
             Arlington County General
             Obligation
               6%, 8/1/04^ AAA............. $  500,000 $   550,960
               5.375%, 12/1/16 AAA.........  1,000,000   1,053,380
             Arlington County Industrial
             Development - Hospital Revenue
               5.5%, 7/1/17 A2.............    500,000     518,410
             Arlington County Industrial
             Development - Multi-Family
             Housing
              Arna Valley View Apartments
                4.85%, 6/1/12 Aaa..........    350,000     354,662
              Colonial Village Apartments
                5.15%, 11/1/31 AAA.........  1,000,000     993,130
             Brunswick County Industrial
             Development Authority Lease
             Revenue
               5.5%, 7/1/17 AAA............  1,000,000   1,049,170
             Fairfax County Economic
             Development Authority
             Lease Revenue
               5.5%, 5/15/18 AA............  1,000,000   1,041,370
             Fairfax County Industrial
             Development Authority Revenue
             Inova Health System Hospitals
               5.25%, 8/15/19 AA...........    650,000     669,909
             Fairfax County Public
             Improvement, Series B
               5.125%, 12/1/20 AAA.........    500,000     512,475
             Fairfax County Water Authority
             Revenue
               6%, 4/1/22 AAA..............    630,000     686,404
               5.8%, 1/1/16 AAA............    705,000     783,128
               5%, 4/1/16 AAA..............    400,000     411,700
             Frederick County Industrial
             Development Authority Lease
             Revenue Government Complex
             Facilities
               5%, 12/1/14 Aaa.............    705,000     757,501
             Hampton Roads Regional Jail
             Authority Series A
               5.5%, 7/1/24 AAA............    300,000     307,467

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Hanover County General
            Obligation
              5.4%, 7/15/16 AA.............. $1,000,000 $ 1,053,220
            Henrico County Industrial
            Development Authority Revenue,
            Regional Jail
              7.125%, 8/1/05^ AA............    250,000     289,077
            Henry County Public Services
            Authority, Sewer System
              8.825%, 11/1/05^ Aaa..........    200,000     240,140
            Leesburg, VA Public Improvement
            General Obligation
              5.5%, 6/1/05^ AAA.............    500,000     553,850
            Loudoun County General
            Obligation, Series B
              5.25%, 12/1/14 AA+............  1,000,000   1,095,400
            Metropolitan Washington DC
            Airport System, Series A
              5%, 10/1/28 AA-...............    500,000     485,105
            Montgomery County Industrial
            Development Authority, Series C
              5.125%, 1/15/19 AAA...........    500,000     510,635
            Newport News, VA
            General Obligation
              5.75%, 1/15/17 AA.............    750,000     801,510
              5%, 3/1/18 AA.................    500,000     510,420
            Norfolk, VA Capital Improvement,
            General Obligation Series 1995
              5.75%, 6/1/13 AAA.............    500,000     552,670
            Norfolk, VA Water Revenue
              5.875%, 11/1/15 AAA...........    500,000     552,215
              5.75%, 11/1/12 AAA............    500,000     551,600
            Portsmouth, VA Redevelopment
            and Multi-Family Housing
            Authority Revenue
              6.05%, 12/1/08 AAA............    500,000     531,930
            Prince William County Park
            Authority Revenue
              6.875%, 10/15/04^ NR..........    500,000     563,435
            Prince William County
            Service Authority Refunding
            Revenue, Series B
              5%, 7/1/13 AAA................    115,000     117,661

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                        VIRGINIA PORTFOLIO (continued)

                                 June 30, 2002
                                  (unaudited)

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Prince William County
            Water and Sewer System
              5.5%, 7/1/19 AAA.............. $  500,000 $   525,680
            Richmond, VA Public Utilities
            Revenue, Series A
              5.25%, 1/15/18 A+.............  1,000,000   1,029,450
            Richmond, VA Refunding and
            Improvement General Obligation,
            Series A
              5.125%, 1/15/16 AAA...........    500,000     520,950
            Southeastern Public Servicing
            Authority Refunding Revenue,
            Series B
              5%, 7/1/15 AAA................  1,000,000   1,063,770
            Upper Occoquan Sewer Authority
            Revenue, Series A
              5.15%, 7/1/20 AAA.............    500,000     524,005
            Virginia Beach, VA
            General Obligation
              5%, 8/1/17 AA+................  1,075,000   1,104,326
            Virginia Commonwealth
            Transportation Revenue
              5.5%, 5/15/13 AA..............    250,000     271,545
            Virginia Housing Development
            Authority Revenue,
            Series B, C, D & H
              5.95%, 7/1/13 AA+.............    500,000     523,965
              5.75, 1/1/19 AAA..............  1,000,000   1,029,230
              5.25%, 11/1/10 Aa1............     80,000      83,705
              5.1%, 7/1/14 AA+..............  1,000,000   1,024,380
              4.65%, 11/1/07 AA+............    500,000     516,155
            Virginia Port Authority
            Commonwealth Revenue
              5.9%, 7/1/16 AA+..............    500,000     530,080
              5.25, 7/1/06 AA+..............    200,000     216,820
            Virginia Public School Authority
            Revenue, Series A
              6.2%, 8/1/13 AA...............    320,000     348,800
              5%, 8/1/18 AA+................    750,000     763,358
            Virginia Resource Authority
            Water & Sewer Revenue
              6.75%, 10/1/04^ AA............    240,000     265,337

                                                Face         Value
                                                Value       (Note 1)
                                              ----------  -----------
            Virginia State
            General Obligation
              5.25%, 6/1/19 AAA.............. $  750,000  $   774,473
            Virginia State Higher Education
            Construction Series A
              5.25%, 6/1/15 AAA..............    180,000      186,415
            Virginia Transportation Board
            Series B
              5.125%, 5/15/12 AA+............    500,000      524,415
            Winchester, VA Public
            Improvement
              5.625%, 6/1/18 AA..............    350,000      375,725
                                                          -----------
            Total Investments 98.6%
              (Cost $28,654,450*)......................    30,301,118
            Other Assets Less Liabilities 1.4%...........     424,802
                                                          -----------
            Net Assets 100.0%............................ $30,725,920
                                                          ===========
            Net Asset Value Per Share
              (Based on 2,710,843 Shares Outstanding)..   $     11.33
                                                          ===========
            Net Assets Consist of:
              Paid-in Capital..........................   $29,222,281
              Accumulated Net Realized Loss on
               Investments.............................      (143,029)
              Net Unrealized Appreciation of Investments    1,646,668
                                                          -----------
            Net Assets................................... $30,725,920
                                                          ===========

--------
^  Date represents pre-refunded date.
NR Not Rated
*  Same cost is used for Federal income tax purposes.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                              MARYLAND PORTFOLIO

                                 June 30, 2002
                                  (unaudited)


                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Anne Arundel County
            Pollution Control Revenue
            Baltimore Gas & Electric Co.
            Project
              6%, 4/1/24 A.................. $1,230,000 $ 1,264,661
            Anne Arundel County Solid
            Waste Project General Obligation
              5.5%, 9/1/15 AA+..............    500,000     524,745
            Anne Arundel County Water and
            Sewer General Obligation
              6.3%, 8/1/05^ AA+.............    500,000     561,045
              6.3%, 8/1/05^ AA+ ............    725,000     813,515
              6.2%, 8/1/05^ AA+.............    725,000     811,376
            Baltimore County
            General Obligation
              5.5%, 6/1/12 AAA .............    700,000     747,572
              5%, 6/1/19 AAA................    335,000     342,782
            Baltimore, MD
            General Obligation
            Series A&C
              5.5%, 10/15/10 AAA ...........  1,000,000   1,097,370
              5.5%, 10/15/15 AAA ...........    500,000     560,660
            Baltimore, MD
            Public Construction General
            Obligation
              7%, 10/15/02 AAA..............    150,000     152,285
            Baltimore Port Facility Revenue
              6.5%, 12/1/10 AA-.............    400,000     413,688
            Baltimore Wastewater
            Project Series A
              6%, 7/1/15 AAA................    500,000     583,865
              5.125%, 7/1/42 AAA............    500,000     487,335
            Carroll County General
            Obligation
              6.5%, 10/1/24 AA..............    225,000     248,193
            Frederick County General
            Obligation
              6.125%, 12/1/07 AAA...........    500,000     519,755
            Frederick County Public
            Facilities General Obligation
              5.25%, 7/1/17 AA..............    300,000     315,141
            Frederick (City of), MD
            General Obligation
              6%, 10/1/11 AAA...............    300,000     332,358

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Howard County
            Multi-Family Housing; Avalon
            Meadows Project
            Floating Rate Notes
              1.15%, 7/3/02+ AAA ........... $  100,000 $   100,000
            Howard County Public
            Improvement General Obligation
              6%, 5/15/03^ AAA .............    500,000     519,425
              5.5%, 2/15/04^ AAA ...........    500,000     533,445
              5.5%, 2/15/19 AAA ............    500,000     523,810
            Howard County Special Facilities
            Revenue
              6.1%, 2/15/13 AAA ............    500,000     538,055
            Maryland Community
            Development Administration
            Revenue
              5.7%, 9/1/17 Aa2..............    390,000     402,211
              5.5%, 5/15/21 Aa3 ............    250,000     253,020
              5.375%, 9/1/22 Aa2............    300,000     300,663
              5.3%, 5/15/22 Aa3.............    265,000     267,618
              5.15%, 3/1/08 Aa2.............    500,000     526,775
              5%, 4/1/17 Aa2................    500,000     500,310
              5%, 6/1/21 Aaa................    275,000     276,485
            Maryland Industrial Development
            Revenue, Series 1-11
              7.125%, 7/1/06 A-.............     85,000      85,348
            Maryland Stadium Authority
             Convention Center Expansion
               5.875%, 12/15/13 AAA.........  1,000,000   1,096,510
             Ocean City Convention Center
               5.375%, 12/15/15 AA..........    500,000     524,815
             Sports Lease Revenue
               5.55%, 3/1/13 AAA............    500,000     535,215
            Maryland State Economic
            Development Dept. of
            Transportation Headquarters
              5.375%, 6/1/19 AA+............    750,000     790,530
            Maryland State Economic
            Development Morgan State
            University, Series A
              6%, 7/1/22 Baa3...............    500,000     500,645

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                        MARYLAND PORTFOLIO (continued)

                                 June 30, 2002
                                  (unaudited)

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Maryland State Health and
            Higher Education
             Board of Child Care
               4.75%, 7/1/14 A.............. $  400,000 $   403,624
             Bullis Tennis Training Center
               5.25%, 7/1/25 AAA............    305,000     308,300
             Frederick Memorial Hospital
               5.25%, 7/1/13 AAA............    500,000     543,385
             Good Samaritan Hospital
               5.7%, 7/1/09 NR..............    500,000     561,130
             Greater Baltimore
             Medical Center
               5%, 7/1/20 A+................    250,000     245,585
             Hebrew Home of Greater
             Washington
               5.8%, 7/1/32 BBB+............  1,000,000   1,004,020
               5.6%, 7/1/20 BBB+............    250,000     250,653
             Helix Health
               5%, 7/1/27 AAA...............  1,500,000   1,485,435
             John's Hopkins
               6%, 7/1/09^ AA...............  1,000,000   1,155,030
               5%, 5/15/26 AA-..............    900,000     889,029
             Loyola College
               5.5%, 10/1/16 AAA............  1,205,000   1,281,987
             Maryland General Hospital
               6.125%, 7/1/14 AAA...........    500,000     542,925
               6.125%, 7/1/19 AAA...........    500,000     539,860
            Maryland State Transportation
            Authority BWI Airport
              5.25%, 3/1/12 AAA.............    500,000     537,805
            Maryland Water Quality Finance
            Administration Revenue
              6%, 9/1/15 AA.................  1,000,000   1,070,740
            Montgomery County Economic
            Development Trinity Health Group
              5.125%, 12/1/22 AA-...........    600,000     600,474
            Montgomery County General
            Obligation
              5.25%, 10/1/12 AAA............    250,000     276,790
              5%, 5/1/17 AAA................    475,000     491,069
              5%, 5/1/19 AAA................    500,000     509,715

                                               Face       Value
                                               Value     (Note 1)
                                             ---------- -----------
            Montgomery County Housing
            Opportunity Commission Revenue
              7%, 7/1/23 Aa2................ $  250,000 $   254,863
              6.7%, 7/1/11 Aa2..............    155,000     155,000
              6.65%, 7/1/17 Aaa.............    145,000     151,019
            Montgomery County Solid Waste
            Disposal Authority Revenue
              5.875%, 6/1/13 AAA............    250,000     262,498
            North East Maryland Waste
            Disposal Authority Revenue
              6.3%, 7/1/16 A2...............  1,000,000   1,042,430
              6.2%, 7/1/10 A2...............    500,000     523,600
            Prince George's County
            Construction Public Improvement
              5.5%, 10/1/10 AAA.............    100,000     111,712
            Prince George's County
            General Obligation
              5.25%, 3/15/15 AAA............  1,000,000   1,051,270
            Prince George's County Housing
            Authority Revenue
            Stevenson Apartments
              6.35%, 7/20/20 AAA............    700,000     717,724
            Prince George's County Pollution
            Control Revenue
            Potomac Electric Project
              5.75%, 3/15/10 A..............  1,250,000   1,381,800
            St. Mary's County General
            Obligation
              5.85%, 11/1/18 AAA............    500,000     528,645
            University of Maryland System
            Auxiliary Revenue
              5.6%, 4/1/06^ AA+.............  1,000,000   1,108,600
              5.6%, 4/1/16 AA+..............  1,000,000   1,065,550
              5.125%, 4/1/15 AA+............    250,000     260,263
            Washington, D.C. Metropolitan
            Area Transportation Authority
            Revenue
              6%, 7/1/10 AAA................    300,000     345,432
            Washington Suburban Sanitary
            District General Obligation
              5%, 6/1/23 AAA................  1,000,000     999,690
                                                        -----------
            Total Investments 98.7%
              (Cost $38,527,996*)....................    40,708,878

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                        MARYLAND PORTFOLIO (continued)

                                 June 30, 2002
                                  (unaudited)

                                                          Value
                                                         (Note 1)
                                                        -----------
             Other Assets Less Liabilities 1.3%........ $   538,685
                                                        -----------
             Net Assets 100.0%......................... $41,247,563
                                                        ===========
             Net Asset Value Per Share
               (Based on 3,703,440 Shares Outstanding). $     11.14
                                                        ===========
             Net Assets Consist of:
               Paid-in Capital......................... $39,061,874
               Accumulated Net Realized Gain on
                Investments............................       4,807
               Net Unrealized Appreciation of Net
                Investments............................   2,180,882
                                                        -----------
             Net Assets................................ $41,247,563
                                                        ===========

--------
^  Date represents pre-refunded date.
+  Daily or Weekly Tender Bond
NR Not Rated
*  Same cost is used for Federal income tax purposes.
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                           STATEMENTS OF OPERATIONS

                    For the Six Months Ended June 30, 2002
                                  (unaudited)

                                                       Money
                                                      Market   Virginia   Maryland
                                                     Portfolio Portfolio  Portfolio
                                                     --------- ---------- ----------
Investment Income (Note 1).......................... $191,769  $  780,769 $1,063,512
                                                     --------  ---------- ----------
Expenses
  Investment Advisory Fee (Note 2) .................   52,266      94,367    125,536
  Administrative Fee (Note 2).......................   26,255      45,311     60,293
  Other Fees........................................       --          --         --
                                                     --------  ---------- ----------
    Total Expenses..................................   78,521     139,678    185,829
                                                     --------  ---------- ----------
Net Investment Income...............................  113,248     641,091    877,683
                                                     --------  ---------- ----------
Net Realized Gain on Investment Transactions........       --       4,679     57,255
Change in Net Unrealized Appreciation of Investments       --     757,793    699,205
                                                     --------  ---------- ----------
Net Gain on Investments.............................       --     762,472    756,460
                                                     --------  ---------- ----------
Net Increase in Net Assets Resulting from Operations $113,248  $1,403,563 $1,634,143
                                                     ========  ========== ==========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                    Money Market Portfolio       Virginia Portfolio        Maryland Portfolio
                                  --------------------------  ------------------------  ------------------------
                                  For the Six                 For the Six               For the Six
                                  Months Ended    For the     Months Ended   For the    Months Ended   For the
                                    June 30,     Year Ended     June 30,    Year Ended    June 30,    Year Ended
                                      2002      December 31,      2002     December 31,     2002     December 31,
                                  (unaudited)       2001      (unaudited)      2001     (unaudited)      2001
                                  ------------  ------------  ------------ ------------ ------------ ------------
FROM INVESTMENT
 ACTIVITIES
  Net Investment Income.......... $    113,248  $    477,137  $   641,091  $ 1,300,858  $   877,683  $ 1,752,540
  Net Realized Gain on
   Investment Transactions.......           --            --        4,679      134,992       57,255      119,353
  Change in Net Unrealized
   Appreciation/Depreciation of
   Investments...................           --            --      757,793     (340,212)     699,205     (143,628)
                                  ------------  ------------  -----------  -----------  -----------  -----------
  Net Increase in Net Assets
   Resulting from Operations.....      113,248       477,137    1,403,563    1,095,638    1,634,143    1,728,265
                                  ------------  ------------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS
  From Net Investment Income
   (Note 1)......................     (113,248)     (477,137)    (641,091)  (1,300,858)    (877,683)  (1,752,540)
                                  ------------  ------------  -----------  -----------  -----------  -----------
FROM SHARE
 TRANSACTIONS
  Net Proceeds from Sales of
   Shares........................   15,785,430    28,481,371    1,858,387    5,223,981    3,829,634    3,628,830
  Reinvestment of
   Distributions.................      106,574       454,298      532,828    1,074,277      734,226    1,472,582
  Cost of Shares Redeemed........  (13,615,595)  (28,158,345)  (2,656,895)  (4,762,313)  (4,029,970)  (4,620,137)
                                  ------------  ------------  -----------  -----------  -----------  -----------
  Net Increase (Decrease) in Net
   Assets Resulting from Share
   Transactions..................    2,276,409       777,324     (265,680)   1,535,945      533,890      481,275
                                  ------------  ------------  -----------  -----------  -----------  -----------
TOTAL INCREASE IN NET
 ASSETS..........................    2,276,409       777,324      496,792    1,330,725    1,290,350      457,000
NET ASSETS - Beginning of
 Period..........................   20,376,109    19,598,785   30,229,128   28,898,403   39,957,213   39,500,213
                                  ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS - End of Period....... $ 22,652,518  $ 20,376,109  $30,725,920  $30,229,128  $41,247,563  $39,957,213
                                  ============  ============  ===========  ===========  ===========  ===========
SHARES
  Sold...........................   15,785,430    28,481,371      165,536      465,918      347,147      328,313
  Issued in Reinvestment of
   Distributions.................      106,574       454,298       47,487       96,017       66,402      133,638
  Redeemed.......................  (13,615,595)  (28,158,345)    (237,270)    (423,711)    (365,739)    (418,985)
                                  ------------  ------------  -----------  -----------  -----------  -----------
  Net Increase (Decrease) in
   Shares........................    2,276,409       777,324      (24,247)     138,224       47,810       42,966
                                  ============  ============  ===========  ===========  ===========  ===========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                             FINANCIAL HIGHLIGHTS

                            Money Market Portfolio

                                                  For the Six
                                                 Months Ended        For the Years Ended December 31,
                                                 June 30, 2002 -------------------------------------------
                                                  (Unaudited)    2001     2000     1999     1998     1997
                                                 ------------- -------  -------  -------  -------  -------
Per Share Operating Performance:
  Net Asset Value - Beginning of Period ........    $  1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                    -------    -------  -------  -------  -------  -------
  Income from Investment Operations:
    Net Investment Income.......................       0.01       0.02     0.03     0.02     0.03     0.03
                                                    -------    -------  -------  -------  -------  -------
  Distributions to Shareholders:
    From Net Investment Income..................      (0.01)     (0.02)   (0.03)   (0.02)   (0.03)   (0.03)
                                                    -------    -------  -------  -------  -------  -------
  Net Increase in Net Asset Value...............       0.00       0.00     0.00     0.00     0.00     0.00
                                                    -------    -------  -------  -------  -------  -------
  Net Asset Value - End of Period...............    $  1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                    =======    =======  =======  =======  =======  =======

Total Investment Return.........................      1.09%/A/   2.13%    3.12%    2.50%    2.73%    2.93%

Ratios to Average Net Assets:
  Expenses......................................      0.75%/A/   0.75%    0.75%    0.75%    0.75%    0.75%
  Net Investment Income.........................      1.08%/A/   2.06%    3.07%    2.47%    2.70%    2.89%

Supplementary Data:
  Net Assets at End of Period (in thousands) ...    $22,653    $20,376  $19,599  $17,475  $19,783  $19,177
  Number of Shares Outstanding at End of Period
   (in thousands)...............................     22,653     20,376   19,599   17,475   19,783   19,177

--------
/A/ Annualized
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                             FINANCIAL HIGHLIGHTS

                              Virginia Portfolio

                                                   For the Six
                                                  Months Ended        For the Years Ended December 31,
                                                  June 30, 2002 -------------------------------------------
                                                   (Unaudited)    2001     2000     1999     1998     1997
                                                  ------------- -------  -------  -------  -------  -------
Per Share Operating Performance:
  Net Asset Value - Beginning of Period..........    $ 11.05    $ 11.13  $ 10.49  $ 11.42  $ 11.46  $ 11.09
                                                    --------    -------  -------  -------  -------  -------
  Income (Loss) from Investment Operations:
    Net Investment Income........................       0.24       0.49     0.50     0.50     0.52     0.52
    Net Realized and Unrealized Gain (Loss) on
     Investments.................................       0.28      (0.08)    0.64    (0.91)    0.12     0.39
                                                    --------    -------  -------  -------  -------  -------
     Total from Investment Operations ...........       0.52       0.41     1.14    (0.41)    0.64     0.91
                                                    --------    -------  -------  -------  -------  -------
  Distributions to Shareholders:
    From Net Investment Income...................      (0.24)     (0.49)   (0.50)   (0.50)   (0.52)   (0.52)
    From Net Realized Gain.......................         --         --       --    (0.02)   (0.16)   (0.02)
                                                    --------    -------  -------  -------  -------  -------
     Total Distributions to Shareholders ........      (0.24)     (0.49)   (0.50)   (0.52)   (0.68)   (0.54)
                                                    --------    -------  -------  -------  -------  -------
  Net Increase (Decrease) in Net Asset Value.....       0.28      (0.08)    0.64    (0.93)   (0.04)    0.37
                                                    --------    -------  -------  -------  -------  -------
  Net Asset Value - End of Period................    $ 11.33    $ 11.05  $ 11.13  $ 10.49  $ 11.42  $ 11.46
                                                    ========    =======  =======  =======  =======  =======

Total Investment Return..........................   4.71%/B/      3.67%   11.15%  (3.75)%    5.64%    8.45%

Ratios to Average Net Assets:
  Expenses.......................................   0.92%/A/      0.92%    0.92%    0.93%    0.93%    0.93%
  Net Investment Income..........................   4.25%/A/      4.35%    4.67%    4.51%    4.48%    4.70%

Supplementary Data:
  Portfolio Turnover Rate .......................        14%        22%       8%      26%      25%      27%
  Net Assets at End of Period (in thousands).....    $30,726    $30,229  $28,898  $28,926  $34,543  $32,908
  Number of Shares Outstanding at End of
   Period (in thousands) ........................      2,711      2,735    2,597    2,757    3,024    2,872

--------
/A/ Annualized
/B/ Total Investment Return for periods less than one year are not annualized.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                             FINANCIAL HIGHLIGHTS

                              Maryland Portfolio

                                                   For the Six
                                                  Months Ended        For the Years Ended December 31,
                                                  June 30, 2002 -------------------------------------------
                                                   (Unaudited)    2001     2000     1999     1998     1997
                                                  ------------- -------  -------  -------  -------  -------
Per Share Operating Performance:
  Net Asset Value - Beginning of Period..........    $ 10.93    $ 10.93  $ 10.55  $ 11.23  $ 11.10  $ 10.79
                                                    --------    -------  -------  -------  -------  -------
  Income (Loss) from Investment Operations:
    Net Investment Income........................       0.24       0.49     0.51     0.50     0.51     0.51
    Net Realized and Unrealized Gain (Loss) on
     Investments.................................       0.21      0.00 *    0.38    (0.68)    0.13     0.31
                                                    --------    -------  -------  -------  -------  -------
     Total from Investment Operations............       0.45       0.49     0.89    (0.18)    0.64     0.82
                                                    --------    -------  -------  -------  -------  -------
  Distributions to Shareholders:
    From Net Investment Income...................      (0.24)     (0.49)   (0.51)   (0.50)   (0.51)   (0.51)
                                                    --------    -------  -------  -------  -------  -------
  Net Increase (Decrease) in Net Asset Value.....       0.21         --     0.38    (0.68)    0.13     0.31
                                                    --------    -------  -------  -------  -------  -------
  Net Asset Value - End of Period................    $ 11.14    $ 10.93  $ 10.93  $ 10.55  $ 11.23  $ 11.10
                                                    ========    =======  =======  =======  =======  =======

Total Investment Return..........................   4.15%/B/      4.50%    8.64%  (1.63)%    5.90%    7.85%

Ratios to Average Net Assets:
  Expenses.......................................   0.92%/A/      0.93%    0.93%    0.93%    0.93%    0.93%
  Net Investment Income..........................   4.37%/A/      4.43%    4.76%    4.59%    4.58%    4.73%

Supplementary Data:
  Portfolio Turnover Rate........................        13%        17%       7%      12%       5%      22%
  Net Assets at End of Period (in thousands).....    $41,248    $39,957  $39,500  $42,132  $45,827  $45,346
  Number of Shares Outstanding at End of Period
   (in thousands)................................      3,703      3,656    3,613    3,993    4,079    4,086

--------
* The per share data realized and unrealized loss is less than $0.01
/A/ Annualized
/B/ Total Investment Return for periods less than one year are not annualized.
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FBR FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 2002
                                  (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

FBR Fund for Tax-Free Investors, Inc. (the "Fund"), formerly Fund for Tax-Free Investors, Inc., is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On June 30, 2002 there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

   (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by an independent pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors or at the direction of the Directors.

   (b) Investment income is recorded as earned.

   (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

   (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the "Adviser"), a subsidiary of FBR National Bank & Trust, (the "Administrator"), under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the six months ended June 30, 2002. The Adviser and Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

On September 4, 2001, the Adviser retained Asset Management, Inc. ("AMI") to serve as the Fund's investment sub-adviser. The Adviser pays AMI a fee at an annual rate of 0.22% on average daily net assets up

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

to $24 million, and 0.25% on average daily net assets greater than $24 million for the Money Market Portfolio. For the Virginia Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $30 million, and 0.3125% on average daily net assets greater than $30 million. For the Maryland Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $39 million, and 0.3125% on average daily net assets greater than $39 million.

The Administrator provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, The Administrator serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, the Administrator receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios.

Pursuant to a Distribution Agreement dated September 4, 2001, the Board of Directors of the Fund appointed FBR Investment Services, Inc. ("FBRIS") as the distributor to the Fund. FBRIS is an affiliate of the Adviser and Administrator, and serves as principal underwriter and distributor of the Fund's shares.

3. BORROWING AGREEMENT

The Fund has a credit agreement with Custodial Trust Company. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. This credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at June 30, 2002.

4. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the six months ended June 30, 2002, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                  Virginia   Maryland
                                  Portfolio  Portfolio
                                  ---------- ----------
                        Purchases $5,645,604 $9,049,671
                                  ========== ==========
                        Sales.... $5,570,996 $8,003,282
                                  ========== ==========

5. NET UNREALIZED APPRECIATION OF INVESTMENTS

As of June 30, 2002, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $1,646,668 of which $1,665,926 related to appreciated investments and $19,258 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,180,882 of which $2,199,564 related to appreciated investments and $18,682 related to depreciated investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


6. CAPITAL LOSS CARRYOVERS

At December 31, 2001, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                         Virginia  Maryland
                    Expires December 31, Portfolio Portfolio
                    -------------------- --------- ---------
                            2007........ $ 59,926   $    --
                            2008........   87,782    52,448
                                         --------   -------
                                         $147,708   $52,448
                                         ========   =======

7. SPECIAL MEETING OF SHAREHOLDERS

A special meeting ("the Meeting") of shareholders of the Fund was held on January 24, 2002. The Meeting was held to (1) approve a new advisory agreement; and (2) approve a new subadvisory agreement. At record date, October 26, 2001, 24,359,144, 2,729,582 and 3,627,397 shares were outstanding of which 19,025,872, 1,803,123 and 2,180,694 shares were represented at the Meeting for the Money Market, Virginia and Maryland Portfolios, respectively. Each matter received the required number of affirmative votes for ratification. Below details the votes recorded with respect to the stated matters.

(1) New investment advisory agreement with Money Management Advisers, Inc.

                                     Money
                                    Market    Virginia  Maryland
                                   Portfolio  Portfolio Portfolio
                                   ---------- --------- ---------
              Shares voted for.... 18,644,341 1,741,889 2,067,196
              Shares voted against    178,790     7,276    69,350
              Shares abstained....    202,741    53,958    44,148

(2) New sub advisory contract with Asset Management, Inc.

                                     Money
                                    Market    Virginia  Maryland
                                   Portfolio  Portfolio Portfolio
                                   ---------- --------- ---------
              Shares voted for.... 18,617,376 1,727,640 2,072,079
              Shares voted against    205,755    11,928    63,907
              Shares abstained....    202,741    63,555    44,708

--------------------------------------------------------------------------------

                               FBR MUTUAL FUNDS
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814
                                 800.343.3355
                              www.fbr.com/funds/

                              Investment Adviser
                        MONEY MANAGEMENT ADVISERS, INC.
                         1001 NINETEENTH STREET NORTH
                           ARLINGTON, VIRGINIA 22209

                                  Distributor
                         FBR INVESTMENT SERVICES, INC.
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814

                 Administrator, Custodian, and Transfer Agent
                           FBR NATIONAL BANK & TRUST
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814

                        Independent Public Accountants
                            DELOITTE & TOUCHE, LLP
                                 1633 BROADWAY
                           NEW YORK, NEW YORK 10019

                         This report is not authorized
                        for distribution to prospective
                      investors unless it is preceded or
                     accompanied by a current prospectus.

                           FRIEDMAN BILLINGS RAMSEY
                                    [GRAPHIC]


                                    [GRAPHIC]
                                       FBR




                     FBR Fund for Tax-Free Investors, Inc.

                               Semiannual Report
                                 June 30, 2002





                                                    [GRAPHIC]

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